LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

23.    LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(24,418)	(51,671)	(72,507)	(11,111)

Denominator:
Number of shares outstanding, opening	425,150,082	429,404,977	436,656,529	436,656,529
Weighted average number of shares issued	1,659,485	7,244,845	160,000	160,000
Weighted-average number of shares outstanding – Basic and diluted	426,809,567	436,649,822	436,763,196	436,763,196
Loss per share
-Basic and diluted	(0.06)	(0.12)	(0.17)	(0.03)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 as their effects would be anti-dilutive.

Due to the Group incurred loss for each of the three years ended December 31, 2020, potential dilutive securities that were not included in the calculation of dilutive net loss per share in each year where their inclusion would be anti-dilutive include share options and restricted shares of 21,786,541,  11,223,058 and 7,707,802, for the years ended December 31, 2018, 2019, and 2020, respectively.

During 2020, treasury stock was used to settle nil units of share options and 160,000 units of restricted share units vested.